Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Barclays Capital Inc. (the "Company")

745 7th Avenue

New York, NY 10019

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, (as the engaging party), Barclays Commercial Mortgage Securities LLC, Barclays Capital Real Estate Inc., Bank of Montreal and BMO Capital Markets Corp., who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the COLEM 2022-HLNE Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2022-HLNE securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by a mortgaged property (the “Mortgaged Property”) which represents the entire population of Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	1

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of February 6, 2022.
●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on February 11, 2022 with certain Collateral attribute calculations adjusted for the Cut-off Date:
o	2022-HLNE Accounting Tape v12.xlsx (provided on February 11, 2022).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.
●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.
●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.
●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.
●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.
●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to the signed third-party appraisal report or opinion of value report detailing the valuation of the property or summary provided by the Company detailing the opinion of value and opinion of value date for the respective loan, as contained in the Loan File.
●	The phrase “Closing Statement” refers to the signed payment statement detailing the sources and uses of the loan proceeds on the settlement date, as contained in the Loan File.
PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	2

●	The phrase “CoStar Report” refers to the market and sub-market CoStar reports for San Jose and North San Jose respectively.
●	The phrase “Engineering Report” refers to the signed third-party property condition assessment, certificate of substantial completion or architect certificate - each document detailing the physical condition and any required/proposed repairs needed at the property, as contained in the Loan File.
●	The phrase “Environmental Report” refers to the signed third-party phase I, phase II, hazardous building materials assessment, remedial soil excavation or client environmental questionnaire. Each document details various environmental assessments related to the property, as contained in the Loan File.
●	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.
●	The phrase “Loan Agreement” refers to a signed or draft loan agreement.
●	The phrase “Rent Roll” refers to the schedule detailing the property’s occupied and vacant space and includes information regarding each tenant’s lease terms, such as amount of space occupied, annual rent due, expiration date and renewal options, as contained in the Loan File.
●	The phrase “Seismic Report” refers to a seismic assessment document or exhibit.
●	The phrase “Title Policy” refers to the signed title policy indicating the property’s address and current ownership, as contained in the Loan File.
●	The phrase “Underwritten Cash Flows” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.
●	The phrase “Underwritten Rent Roll” refers to the schedule detailing the property’s occupied and vacant space and includes information regarding each tenant’s lease terms, such as amount of space occupied, annual rent due, expiration date and renewal options, as contained in the Loan File.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From November 18, 2021 through February 11, 2022, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	3

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

February 11, 2022

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	5

COLEM Trust 2022-HLNE	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
1	Property Name	None - Company Provided	None
2	Address	Appraisal Report	None
3	City	Appraisal Report	None
4	State	Appraisal Report	None
5	Zip	Appraisal Report	None
6	Prop. Type	Appraisal Report	None
7	Prop Sub-Type	Appraisal Report	None
8	Costar Submarket	CoStar Report	None
9	Costar Market	CoStar Report	None
10	Year Built	Appraisal Report	None
11	Year Renovated	Appraisal Report	None
12	Site Size (Acres)	Appraisal Report	None
13	UW Occupied NRA	Underwritten Rent Roll	None
14	UW Vacant NRA	Underwritten Rent Roll	None
15	UW Total NRA	Underwritten Rent Roll	None
16	Unit of Measure	Underwritten Rent Roll	None
17	Parking Spaces	Appraisal Report	None
18	Occupancy	Underwritten Rent Roll	None
19	Occupancy Date	Underwritten Rent Roll	None
20	# of Tenants	Underwritten Rent Roll	None
21	WA Lease Term Remaining	Recalculation	None
22	Ownership Interest	Title Policy	None
23	Mortgage Loan Original Balance	Loan Agreement	None
24	Mortgage Loan Cut-off Date Balance	Recalculation	None
25	Mortgage Loan Cut-off Date Balance per SF	Recalculation	None
26	% of Mortgage Loan Cut-off Date Balance	Recalculation	None
27	Mortgage Loan Maturity/ARD Balance	Recalculation	None
28	Trust A-Notes	Loan Agreement	None
29	Senior Pari Passu Non-Trust Notes	Loan Agreement	None
30	Trust B-Notes	Loan Agreement	None
31	As-Is Appraised Value Date	Appraisal Report	None
32	As-Is Appraised Value	Appraisal Report	None
33	As-Is Appraised Value per SF	Recalculation	None
34	Origination Date	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	6

COLEM Trust 2022-HLNE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
35	Interest Rate	Loan Agreement	None
36	Admin Fee Rate	Fee Schedule	None
37	Interest Accrual Basis	Loan Agreement	None
38	Amort Type	Loan Agreement	None
39	Mortgage Loan Monthly Debt Service Payment	Recalculation	None
40	Mortgage Loan Annual Debt Service Payment	Recalculation	None
41	Payment Due Date	Loan Agreement	None
42	Grace Period (Late Payment)	Loan Agreement	None
43	Grace Period (Default)	Loan Agreement	None
44	Interest Accrual (Start)	Loan Agreement	None
45	Interest Accrual (End)	Loan Agreement	None
46	Cut-off Date	None - Company Provided	None
47	First Loan Payment Date	Loan Agreement	None
48	Seasoning	Recalculation	None
49	Initial Original Term to Maturity/ARD (Months)	Recalculation	None
50	Initial Remaining Term to Maturity/ARD (Months)	Recalculation	None
51	Original Maturity/ARD Amortization Term (Months)	NAP	None
52	Remaining Maturity/ARD Amortization Term (Months)	NAP	None
53	Original Maturity/ARD IO Term (Months)	Recalculation	None
54	Remaining Maturity/ARD IO Term (Months)	Recalculation	None
55	Maturity/ARD Date	Loan Agreement	None
56	Final Mat Date	Loan Agreement	None
57	Lockbox	Loan Agreement	None
58	Cash Management Type	Loan Agreement	None
59	Cash Management Trigger	Loan Agreement	None
60	Prepayment Provision	Loan Agreement	None
61	Prepayment String	Loan Agreement	None
62	Lockout Expiration Date	Loan Agreement	None
63	Lockout Period	Recalculation	None
64	Yield Maintenance/Defeasance Begin Date	Loan Agreement	None
65	Yield Maintenance/Defeasanc End Date	Loan Agreement	None
66	Yield Maintenance/Defeasance Period	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	7

COLEM Trust 2022-HLNE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
67	Open Period Begin Date	Loan Agreement	None
68	Open Period	Recalculation	None
69	Partially Prepayable without Penalty?	Loan Agreement	None
70	Partially Prepayable without Penalty Description	Loan Agreement	None
71	Partial Release Allowed?	Loan Agreement	None
72	Partial Release Description	Loan Agreement	None
73	Assumption Fee	Loan Agreement	None
74	Mortgage Loan Cut-off Date LTV	Recalculation	None
75	Mortgage Loan Balloon LTV	Recalculation	None
76	Mortgage Loan UW NOI Debt Yield	Recalculation	None
77	Mortgage Loan UW NCF Debt Yield	Recalculation	None
78	Mortgage Loan UW NOI DSCR	Recalculation	None
79	Mortgage Loan UW NCF DSCR	Recalculation	None
80	Initial Tax Escrow	Loan Agreement	None
81	Ongoing Tax Escrow Monthly	Loan Agreement	None
82	Tax Escrow Springing Conditions	Loan Agreement	None
83	Initial Insurance Escrow	Loan Agreement	None
84	Ongoing Insurance Escrow Monthly	Loan Agreement	None
85	Insurance Escrow Springing Conditions	Loan Agreement	None
86	Initial Immediate Repairs Escrow	Loan Agreement	None
87	Initial CapEx Escrow	Loan Agreement	None
88	Ongoing CapEx Escrow Monthly	Loan Agreement	None
89	CapEx Escrow Springing Conditions	Loan Agreement	None
90	Ongoing CapEx Escrow Cap	Loan Agreement	None
91	Initial TI/LC Escrow	Loan Agreement	None
92	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
93	TI/LC Escrow Springing Conditions	Loan Agreement	None
94	Ongoing TI/LC Escrow Cap	Loan Agreement	None
95	Initial Other Escrow	Loan Agreement	None
96	Other Initial Escrow Description	Loan Agreement	None
97	Ongoing Other Escrow Monthly	Loan Agreement	None
98	Ongoing Other Escrow Monthly Description	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	8

COLEM Trust 2022-HLNE	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document	Threshold
99	Single Tenant	Underwritten Rent Roll	None
100	Largest Tenant Name	Underwritten Rent Roll	None
101	Largest Tenant Lease Exp.	Underwritten Rent Roll	None
102	Largest Tenant NRA	Underwritten Rent Roll	None
103	Largest Tenant UW Base Rent	Underwritten Rent Roll	None
104	UW Revenues	Underwritten Cash Flows	$1.00
105	UW Total Expenses	Underwritten Cash Flows	$1.00
106	UW NOI	Underwritten Cash Flows	$1.00
107	Underwritten Replacement / FF&E Reserve ($)	Underwritten Cash Flows	$1.00
108	Underwritten TI / LC ($)	Underwritten Cash Flows	$1.00
109	UW NCF	Underwritten Cash Flows	$1.00
110	Engineering Report Date	Engineering Report	None
111	Environmental Phase I Report Date	Environmental Report	None
112	Environmental Phase II	Environmental Report	None
113	Environmental Phase II Report Date	Environmental Report	None
114	PML or SEL (%)	Seismic Report	None
115	Seismic Report Date	Seismic Report	None
116	Earthquake Insurance Required	Loan Agreement	None
117	Terrorism Insurance Required	Loan Agreement	None
118	Environmental Insurance Required	Loan Agreement	None
119	Blanket Insurance Policy	Loan Agreement	None
120	Loan Purpose	Closing Statement	None
121	Borrower Name	Loan Agreement	None
122	Sponsor	Loan Agreement	None
123	Property Manager	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	9

COLEM Trust 2022-HLNE	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
21	WA Lease Term Remaining	The Quotient of (i) the sum of the product of the number of years between the (a) lease start date (b) lease expiration date and (c) UW Total NRA divided by (ii) UW Total NRA
24	Mortgage Loan Cut-off Date Balance	Set equal to Mortgage Loan Original Balance.
25	Mortgage Loan Cut-off Date Balance per SF	Quotient of (i) Mortgage Loan Cut-Off Date Balance and (ii) UW Total NRA
26	% of Mortgage Loan Cut-off Date Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) aggregate sum of Mortgage Loan Cut-off Date Balance
27	Mortgage Loan Maturity/ARD Balance	Set equal to Mortgage Loan Original Balance.
33	As-Is Appraised Value per SF	Quotient of (i) As-Is Appraised Value and (ii) UW Total NRA
39	Mortgage Loan Monthly Debt Service Payment	Quotient of (i) Product of (a) Mortgage Loan Cut-off Date Balance and (b) Interest Rate and (c) the Interest Accrual Basis (Actual 360) and (ii) 12
40	Mortgage Loan Annual Debt Service Payment	Product of (i) Mortgage Loan Monthly Debt Service Payment and (ii) 12.
48	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date.
49	Initial Original Term to Maturity/ARD (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii)Maturity/ARD Date.
50	Initial Remaining Term to Maturity/ARD (Months)	Difference between (i) Initial Original Term to Maturity/ARD (Months) and (ii) Seasoning.
53	Original Maturity/ARD IO Term (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Maturity/ARD Date.
54	Remaining Maturity/ARD IO Term (Months)	Difference between (i) Original Maturity/ARD IO Term (Months) and (ii) Seasoning.
63	Lockout Period	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Lockout Expiration Date.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	10

COLEM Trust 2022-HLNE	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
66	Yield Maintenance/Defeasance Period	Count of the number of monthly payment dates from, and inclusive of (i) Yield Maintenance/Defeasance Begin Date and (ii) Yield Maintenance/Defeasance End Date.
68	Open Period	Count of the number of monthly payment dates from, and inclusive of (i) Open Period Begin Date, to and inclusive of (ii) Maturity/ARD Date.
74	Mortgage Loan Cut-off Date LTV	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) As-Is Appraised Value.
75	Mortgage Loan Balloon LTV	Set equal to Mortgage Loan Cut-Off Date.
76	Mortgage Loan UW NOI Debt Yield	Quotient of (i) UW NOI and (ii) Mortgage Loan Cut-off Balance.
77	Mortgage Loan UW NCF Debt Yield	Quotient of (i) UW NCF and (ii) Mortgage Loan Cut-off Date Balance.
78	Mortgage Loan UW NOI DSCR	Quotient of (i) UW NOI and (ii) Mortgage Loan Annual Debt Service Payment.
79	Mortgage Loan UW NCF DSCR	Quotient of (i) UW NCF and (ii) Mortgage Loan Annual Debt Service Payment.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	11